UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549
Expires: December 31, 2014

Estimated average burden
hours per response....... 2

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.  Name and address of issuer:
	Elfun Money Market Fund
	c/o GE Asset Management Incorporated
	1600 Summer Street
	Stamford, CT 06905


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Not Applicable


3.  Investment Company Act File Number:
	811-05904
      Securities Act File Number:
	033-31205


4(a).  Last day of fiscal year for which this Form is filed:
	 December 31, 2013

4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	Pursuant to section 24(f):		$110,049,464

(ii)	Aggregate price of securities redeemed or repurchased during
	the fiscal year:	   $107,982,347

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
	fees payable to the Commission:		$218,122,042

(iv)	Total available redemption credits [add Item 5(ii) and
	5(iii):	$326,104,389

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]:   $0

(vi)	Redemption credits available for use in future years
	- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
	Item 5(i)]:  $(216,054,925)

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	x	$0.00012880

(viii)Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter 'O' if no fee is due):	=	$0


6.  Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
(number of shares or other units) deducted here:            . If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:              .


7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
+	$0

8.  Total of the amount of the registration fee due plus any interest
due [line 5(viii) plus line 7]:	   =	$0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


Method of Delivery:
[  ]	Wire Transfer
	Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf
of the issuer and in the capacities	and on the dates indicated.


By (Signature and Title.)*


/s/
Arthur Jensen
Treasurer

Date___03/21/2014___________


*Please print the name and title of the signing officer below the signature.